Segmented Information - Segmented Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 76,142	$ 76,665
Operating segments | North America
Disclosure of operating segments [line items]
Assets	31,135	30,645
Operating segments | North Sea
Disclosure of operating segments [line items]
Assets	378	1,561
Operating segments | Offshore Africa
Disclosure of operating segments [line items]
Assets	1,322	1,332
Operating segments | Other
Disclosure of operating segments [line items]
Assets	54	40
Operating segments | Oil Sands Mining and Upgrading
Disclosure of operating segments [line items]
Assets	42,102	42,016
Operating segments | Midstream and Refining
Disclosure of operating segments [line items]
Assets	979	886
Head Office
Disclosure of operating segments [line items]
Assets	$ 172	$ 185